ADVISORSHARES TRUST

Supplement dated January 15, 2020

to the Statement of Additional Information dated November 1, 2019

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with that document.

Effective as of December 27, 2019, all references to the AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the “Fund”) and Pacific Asset Management, the Fund’s sub-adviser, are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.